N-2	Aug. 17, 2023
Cover [Abstract]
Entity Central Index Key	0001477009
Amendment Flag	false
Securities Act File Number	000-54457
Document Type	8-K
Entity Registrant Name	TREES CORPORATION
Entity Address, Address Line One	215 Union Boulevard
Entity Address, Address Line Two	Suite 415
Entity Address, City or Town	Lakewood
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80228
City Area Code	(303)
Local Phone Number	759-1300
Entity Emerging Growth Company	false